Investment Contracts - Movements of Investment Contracts with DPF (Detail) - Financial liabilities at amortised cost, category [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts arising from investment contracts [line items]
Investment contracts liabilities at beginning of period	¥ 59,129	¥ 57,153
Deposits received	4,238	4,096
Deposits withdrawn, payments on death and other benefits	(2,959)	(3,318)
Policy fees deducted from account balances	(38)	(38)
Interest credited	1,287	1,236
Investment contracts liabilities at end of period	¥ 61,657	¥ 59,129